Trade and Other Payables - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017 TRY (₺)
Trade and other payables [abstract]
Payment through treasury shares percentage of gross revenue	15.00%
Percentage of gross revenue fee paid for universal service fund	10.00%
Payment of annaual contributions, percentage of gross revenue to ICTA's expenses	₺ 0.0035